Related Party Transactions (Tables)	12 Months Ended
Jun. 30, 2022
Disclosure Of Related Party [Abstract]
Summary of Key Management Personnel Compensation	Key management personnel compensation

	Year ended June 30,
	2022	2021
Salaries, bonus, and short-term employment benefits	$6,047	$2,370
Share-based compensation	4,922	3,308
	$10,969	$5,678